Other Payables and Accruals (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Staff cost related payables USD ($)	Dec. 31, 2012 Staff cost related payables CNY	Dec. 31, 2011 Staff cost related payables CNY	Dec. 31, 2012 Professional services USD ($)	Dec. 31, 2012 Professional services CNY	Dec. 31, 2011 Professional services CNY	Dec. 31, 2012 Product development services USD ($)	Dec. 31, 2012 Product development services CNY	Dec. 31, 2011 Product development services CNY	Dec. 31, 2012 Marketing and promotion USD ($)	Dec. 31, 2012 Marketing and promotion CNY	Dec. 31, 2011 Marketing and promotion CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY
Accounts Payable and Accrued Liabilities [Line Items]
Other payables and accruals	$ 8,103,346	50,484,656	47,906,323	$ 4,196,955	26,147,447	27,419,504	$ 1,082,884	6,746,476	10,613,150	$ 874,401	5,447,604	3,090,913	$ 673,402	4,195,359	1,692,630	$ 1,275,704	7,947,770	5,090,126